Definition of Terms in Fund Name	Sep. 03, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average total return through a combination of capital appreciation and dividend income; however, there is no assurance the objective will be met. Under normal circumstances, the Trust will invest at least 80% of its assets in dividend-paying securities, and the Trust’s exposure to non-U.S. securities will be at least 40% of its net assets.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

Through our selection process we seek to find the stocks that we believe have the best prospects for above-average total return.

Identify the Universe.

The first step in our selection process is to identify the universe of stocks from which we will select the portfolio. From that universe, we select only those companies that have market capitalizations greater than $5 billion as of the date the portfolio was selected.

Screen the Universe.

The next step is to look for those companies with a history of increasing dividend payments and above-average dividend yields. We select only those companies that have a dividend yield greater than 2.5%. These screens are designed to identify companies with stable cash flows and dividend income potential.

Select the Portfolio.

The final step in our process is to select companies based on the fundamental analysis of our team of research analysts. The stocks selected for the portfolio are those that meet our investment objectives, trade at attractive valuations and, in our opinion, are likely to exceed market expectations of future cash flows.

While not a part of the Trust’s portfolio selection process, the Trust also invests in depositary receipts, companies headquartered or incorporated in Europe, and companies with various market capitalizations.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.